OPERATING INCOME - Revenue from contracts with customers (Details) - Operating Segments - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue from contracts with customers
Revenue from contracts with customers	$ 1,948,046	$ 1,767,456	$ 3,699,938	$ 3,451,440
Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	796,641	753,308	1,581,663	1,497,774
Banking services
Revenue from contracts with customers
Revenue from contracts with customers	289,528	237,718	538,362	485,609
Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	265,605	240,350	505,422	467,406
Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	286,073	254,505	494,385	467,654
Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	135,747	116,807	272,014	229,359
Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	27,985	25,020	55,375	53,229
Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	35,975	26,801	47,069	30,854
Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	13,735	8,164	20,686	15,007
Others
Revenue from contracts with customers
Revenue from contracts with customers	96,757	104,783	184,962	204,548
Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers	1,428,322	1,298,657	2,731,031	2,539,523
Banking Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	646,625	601,953	1,295,450	1,196,749
Banking Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	168,241	139,650	318,098	289,666
Banking Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	262,722	237,166	499,814	461,664
Banking Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	269,921	236,333	462,424	430,950
Banking Colombia | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	19,131	17,061	37,071	35,624
Banking Colombia | Others
Revenue from contracts with customers
Revenue from contracts with customers	61,682	66,494	118,174	124,870
Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers	153,735	129,888	275,091	257,529
Banking Panama | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	67,135	66,894	127,711	132,542
Banking Panama | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	50,815	25,135	76,668	50,547
Banking Panama | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	2,883	3,184	5,608	5,742
Banking Panama | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	16,140	18,145	31,936	36,653
Banking Panama | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	4,811	5,536	9,715	10,121
Banking Panama | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	6,925	5,419	14,113	12,271
Banking Panama | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	692	482	1,083	749
Banking Panama | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	4,212	5,025	8,079	8,733
Banking Panama | Others
Revenue from contracts with customers
Revenue from contracts with customers	122	68	178	171
Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	120,487	117,964	234,132	240,972
Banking El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	59,101	55,322	114,430	114,118
Banking El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	39,541	39,905	77,960	80,806
Banking El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	12	19	25	43
Banking El Salvador | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	1,504	1,513	2,984	3,290
Banking El Salvador | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	1,388	1,418	2,681	2,827
Banking El Salvador | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	461	235	928	656
Banking El Salvador | Others
Revenue from contracts with customers
Revenue from contracts with customers	18,480	19,552	35,124	39,232
Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	50,419	61,467	99,279	120,925
Banking Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	23,284	28,635	43,138	53,297
Banking Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	13,399	18,329	28,973	35,655
Banking Guatemala | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	204	225	436	436
Banking Guatemala | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	388	904	1,200	2,082
Banking Guatemala | Others
Revenue from contracts with customers
Revenue from contracts with customers	13,144	13,374	25,532	29,455
Trust
Revenue from contracts with customers
Revenue from contracts with customers	105,645	90,778	214,445	177,606
Trust | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	2	0	2
Trust | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	105,645	90,776	214,445	177,604
Trust | Others
Revenue from contracts with customers
Revenue from contracts with customers	0		0
Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	32,484	23,486	40,624	24,153
Investment Banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	0	0	0
Investment Banking | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	32,484	23,486	40,624	24,153
Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	37,091	26,592	64,236	53,503
Brokerage | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	0	6	0	6
Brokerage | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	23,571	18,744	44,410	37,880
Brokerage | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	2,338	2,598	4,434	5,296
Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	9,524	3,139	12,608	6,274
Brokerage | Others
Revenue from contracts with customers
Revenue from contracts with customers	1,658	2,105	2,784	4,047
International Banking
Revenue from contracts with customers
Revenue from contracts with customers	11,623	11,486	25,766	23,467
International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	496	504	934	1,068
International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	9,619	9,355	21,842	18,777
International Banking | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	12	13	24	28
International Banking | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	153	218	310	425
International Banking | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	(1)		(1)
International Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	1,344	1,396	2,657	3,169
All other segments
Revenue from contracts with customers
Revenue from contracts with customers	8,240	7,138	15,334	13,762
All other segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	7,913	5,344	14,821	10,158
All other segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	$ 327	$ 1,794	$ 513	$ 3,604